Risk management	6 Months Ended
Jun. 30, 2022
Risk Management
Risk management

18. Risk management

The Group is exposed to a variety of risks in the ordinary course of our business, including, but not limited to, currency risk, liquidity risk, equity price risk and credit risk, as discussed below. The Group regularly assess each of these risks to minimize any adverse effects on our business as a result of those factors.

Credit risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Group’s receivables from customers and from its financing activities, including deposits with banks and financial institutions, foreign exchange transactions and other financial instruments. The Group only engages with banks and financial institutions with a Standard and Poor credit rating of BBB or greater.

The Group has a small number of customers as part of its collaboration agreements. To manage the credit risks around collaboration agreements the Group will assess the creditworthiness of partners as part of the engagement process.

The Group has monitoring procedures in place to identify and follow up on any overdue debts.

Credit risk from balances with banks and financial institutions is managed by the Group’s finance department in accordance with the Group’s policy to only place funds with approved counterparties with the appropriate credit rating.

The Group is exposed to no material credit risk.

Liquidity risk

Liquidity risk is the risk that necessary sources of funding for the Group’s business activities may not be available.

The Group manages liquidity risk by maintaining adequate reserves, banking facilities and reserve borrowing facilities, by continuously monitoring forecast and actual cash flows, and by matching the maturity profiles of financial assets and liabilities.

The Group is utilizing shareholder funds, collaboration agreements, grant funding and asset finance to support its working capital requirements.

All cash funds are held with a maturity of three months or less.

Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises three types of risk: interest rate risk, currency risk and other price risk, such as equity price risk and commodity risk.

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group is exposed to no material interest rate risk.

Currency risk

The Group has transactions denominated in various currencies, with the principal currency exposure being fluctuations in U.S. Dollars and Euros against pound sterling. The Group’s exposure to the risk of changes in foreign exchange rates relates primarily to the Group’s Convertible Loan Notes that are denominated in US Dollars and a limited number of supplier agreements denominated in currencies other than pound sterling. As at June 30, 2022, a 1% increase in GBPUSD exchange rate would reduce the liability for the Convertible Loan Notes by £10,367. As at June 30, 2022, a 1% decrease in GBPUSD exchange rate would increase the liability for the Convertible Loan Notes by £10,576.

Equity price risk

The Warrants issued by the Group at the time of the IPO contain an embedded derivative component that is accounted for at fair value at each period end. A change in the price per warrant will impact the valuation of the embedded derivative. As at June 30, 2022, a 5% increase in the price per warrant would increase the value of the embedded derivative by £131,190. As at June 30, 2022, a 5% decrease in the price per warrant would decrease the value of the embedded derivative by £124,943.

Other price risk

The Group is not exposed to material other price risks with regard to areas such as commodities or equity.

The following are the remaining contractual maturities of financial liabilities at the reporting date. The amounts are gross and undiscounted, and include estimated interest repayments.